Subsequent Events - Combined statements of income and comprehensive income (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Net revenues
Total net revenues	$ 28,023	$ 18,584	$ 8,987
Operating cost and expenses
Compensation and benefits	17,259	6,486	4,173
Share-based compensation expense	102	753	1,137
Sales and marketing expenses	3,490	2,653	2,398
General and administrative expenses	5,520	7,021	6,761
Impairment loss on intangible assets	2,158	5,305
Asset impairment loss		5,305
Total operating cost and expenses	28,529	22,218	14,469
Income/(loss) from operations	(506)	(3,634)	(5,482)
Other income/(expenses)
Interest income, net	(61)	141	105
Other (expenses)/income, net	54	24	(890)
Total other (expense)/income, net	(7)	165	(785)
Income/(loss) before income tax expense	(513)	(3,469)	(6,267)
Income tax expense	(230)		(5)
Net income	(743)	(3,469)	(6,272)
Net loss and comprehensive loss	$ (743)	(3,469)	(6,272)
Comprehensive Income/(loss)		(3,469)	$ (6,272)
Comprehensive income/(loss) attributable to shareholders		$ (3,469)
Earnings/loss per share
Earnings/loss per share - Basic	$ (0.01)	$ (0.06)	$ (0.11)
Earnings/loss per share - diluted	$ (0.01)	$ (0.06)	$ (0.11)
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000
Weighted average number outstanding - Diluted	56,000,000	56,000,000	56,000,000
Wealth management
Net revenues
Total net revenues	$ 24,104	$ 15,632	$ 6,790
Asset management
Net revenues
Total net revenues	$ 3,919	$ 2,952	$ 2,197
Ordinary shares
Earnings/loss per share
Earnings/loss per share - Basic	$ (0.01)	$ (0.06)	$ (0.11)
Earnings/loss per share - diluted	$ (0.01)	$ (0.06)	$ (0.11)
Weighted average number outstanding:
Weighted average number outstanding - Basic	56,000,000	56,000,000	56,000,000
Weighted average number outstanding - Diluted	56,000,000	56,000,000	56,000,000
ADS
Earnings/loss per share
Earnings/loss per share - Basic	$ (0.03)	$ (0.12)	$ (0.22)
Earnings/loss per share - diluted	$ (0.03)	$ (0.12)	$ (0.22)
Weighted average number outstanding:
Weighted average number outstanding - Basic	28,000,000	28,000,000	28,000,000
Weighted average number outstanding - Diluted	28,000,000	28,000,000	28,000,000
Third parties
Net revenues
Total net revenues		$ 18,584	$ 8,987
Third parties | Wealth management
Net revenues
Total net revenues	$ 24,104	15,632	6,790
Third parties | Asset management
Net revenues
Total net revenues	$ 3,919	2,952	2,197
As previously reported
Net revenues
Total net revenues		301,280	300,786
Operating cost and expenses
Compensation and benefits		166,556	163,295
Health management costs		10,727
Share-based compensation expense		750	1,137
Sales and marketing expenses		45,869	48,286
General and administrative expenses		43,530	37,472
Impairment loss on goodwill		5,100
Impairment loss on intangible assets		318
Total operating cost and expenses		272,850	250,190
Income/(loss) from operations		28,430	50,596
Other income/(expenses)
Interest income, net		194	232
Other (expenses)/income, net		(1,020)	(579)
Total other (expense)/income, net		(826)	(347)
Income/(loss) before income tax expense		27,604	50,249
Income tax expense		(10,281)	(13,719)
Net income		17,323	36,530
Less: net loss attributable to non-controlling interests		(1,384)
Net loss and comprehensive loss		18,707
Foreign currency translation gain		1,184	647
Comprehensive Income/(loss)		18,507	$ 37,177
Less: Comprehensive Loss attributable to non-controlling interests		(1,384)
Comprehensive income/(loss) attributable to shareholders		$ 19,891
As previously reported | Ordinary shares
Earnings/loss per share
Earnings/loss per share - Basic		$ 0.33	$ 0.65
Earnings/loss per share - diluted		$ 0.32	$ 0.63
Weighted average number outstanding:
Weighted average number outstanding - Basic		56,000,000	56,000,000
Weighted average number outstanding - Diluted		57,972,472	57,979,504
As previously reported | ADS
Earnings/loss per share
Earnings/loss per share - Basic		$ 0.67	$ 1.3
Earnings/loss per share - diluted		$ 0.65	$ 1.26
Weighted average number outstanding:
Weighted average number outstanding - Basic		28,000,000	28,000,000
Weighted average number outstanding - Diluted		28,986,236	28,989,752
As previously reported | Third parties
Net revenues
Total net revenues		$ 301,039	$ 300,089
As previously reported | Third parties | Wealth management
Net revenues
Total net revenues		280,536	293,500
As previously reported | Third parties | Asset management
Net revenues
Total net revenues		4,690	3,016
As previously reported | Third parties | Health Management
Net revenues
Total net revenues		12,454	65
As previously reported | Third parties | Others
Net revenues
Total net revenues		3,359	3,508
As previously reported | Related parties
Net revenues
Total net revenues		241	697
As previously reported | Related parties | Wealth management
Net revenues
Total net revenues		241
Loss of control influence
Net revenues
Total net revenues		(282,696)	(291,799)
Operating cost and expenses
Compensation and benefits		(160,070)	(159,122)
Health management costs		(10,727)
Share-based compensation expense		3
Sales and marketing expenses		(43,216)	(45,888)
General and administrative expenses		(36,509)	(30,711)
Impairment loss on goodwill		(5,100)
Impairment loss on intangible assets		(318)
Asset impairment loss		5,305
Total operating cost and expenses		(250,632)	(235,721)
Income/(loss) from operations		(32,064)	(56,078)
Other income/(expenses)
Interest income, net		(53)	(127)
Other (expenses)/income, net		1,044	(311)
Total other (expense)/income, net		991	(438)
Income/(loss) before income tax expense		(31,073)	(56,516)
Income tax expense		10,281	13,714
Net income		(20,792)	(42,802)
Less: net loss attributable to non-controlling interests		1,384
Net loss and comprehensive loss		(22,176)
Foreign currency translation gain		(1,184)	(647)
Comprehensive Income/(loss)		(21,976)	(43,449)
Less: Comprehensive Loss attributable to non-controlling interests		1,384
Comprehensive income/(loss) attributable to shareholders		(23,360)
Loss of control influence | Third parties
Net revenues
Total net revenues		(282,455)	(291,102)
Loss of control influence | Third parties | Wealth management
Net revenues
Total net revenues		(264,904)	(286,710)
Loss of control influence | Third parties | Asset management
Net revenues
Total net revenues		(1,738)	(819)
Loss of control influence | Third parties | Health Management
Net revenues
Total net revenues		(12,454)	(65)
Loss of control influence | Third parties | Others
Net revenues
Total net revenues		(3,359)	(3,508)
Loss of control influence | Related parties
Net revenues
Total net revenues		(241)	$ (697)
Loss of control influence | Related parties | Wealth management
Net revenues
Total net revenues		$ (241)